Restricted Share Units	6 Months Ended
Apr. 30, 2026
Restricted Share Units [Abstract]
Restricted Share Units
10.	Restricted Share Units

a.	The Company is able to grant RSUs pursuant to the Omnibus Plan to its directors, officers, employees, and consultants. Each RSU is equivalent in value to a common share and upon vesting results in the holder thereof being issued, at the discretion of the Board, either (i) a common share, or (ii) an amount of cash equal to the fair market value of a common share.

b.	The following table summarizes the continuity of RSUs:

	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)
Balance, October 31, 2024	661	$1,020.00	$720.00

Granted	1,757	647.50	456.80
Exercised	(2,227)	692.40	493.20

Balance, October 31, 2025	191	$1,208.60	$1,016.80

Granted (i)	200	29.40	21.70
Exercised	(388)	226.20	166.00

Balance, April 30, 2026	3	$8,560.00	$6,283.04

(i)

During the six months ended April 30, 2026, the Company issued 200 RSUs to consultants, directors and officers. The RSUs vested with a fair value of $4,340 (2025 - $609,196). The RSUs are all fully vested and exercisable.